Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net sales	$ 252,091	$ 249,776	$ 750,359	$ 746,008
Cost of sales	203,960	190,847	605,900	567,006
Gross profit	48,131	58,929	144,459	179,002
Operating expenses
Selling and warehousing	(17,123)	(16,131)	(53,202)	(50,615)
General and administrative	(10,796)	(13,767)	(36,821)	(44,887)
Amortization of acquired intangible assets	(5,542)	(5,572)	(16,629)	(16,626)
Restructuring costs, net (Note 2)	(827)	(697)	(2,936)	(4,464)
Antitrust litigation costs (Note 10)	(141)	(283)	(181)	(1,167)
Operating income	13,702	22,479	34,690	61,243
Other expense
Interest expense, net (Note 9)	(13,628)	(13,492)	(37,766)	(41,204)
Miscellaneous, net	(1,329)	(2,009)	(1,986)	(4,889)
(Loss) income before income taxes	(1,255)	6,978	(5,062)	15,150
Income tax expense	(580)	(2,179)	(169)	(7,881)
Net (loss) income	(1,835)	4,799	(5,231)	7,269
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	814	1,728	518	1,492
Pension and OPEB liabilities, net of tax of ($391), ($257), ($1,173) and ($10,315)	631	(185)	1,951	15,404
Total other comprehensive income (loss)	1,445	1,543	2,469	16,896
Comprehensive (loss) income	$ (390)	$ 6,342	$ (2,762)	$ 24,165